LOCAL AND FOREIGN CURRENCY - Non-Current Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NON-CURRENT LIABILITIES
Other financial liabilities	$ 675,767,201	$ 721,570,587
Trade and other payables	1,132,926	9,509,827
Provisions	62,947,748	72,399,115
Deferred income tax liabilities	125,204,566	125,608,802
Post-employment benefit liabilities	8,286,355	8,157,745
Other non-financial liabilities		158,790
Non-Current Liabilities:	873,338,796	937,404,866	$ 977,252,514
More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	8,699,548	45,118,483
Trade and other payables	1,132,926	9,509,827
Provisions	62,947,748	72,399,115
Deferred income tax liabilities	19,317,807	13,035,795
Post-employment benefit liabilities	359,760	364,502
Other non-financial liabilities		158,790
Non-Current Liabilities:	92,457,790	140,586,512
More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	19,460,071	30,672,918
Deferred income tax liabilities	91,769	14,627,908
Post-employment benefit liabilities	62,742
Non-Current Liabilities:	19,614,582	45,300,826
More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	647,607,582	645,779,186
Deferred income tax liabilities	105,794,989	97,945,099
Post-employment benefit liabilities	7,863,853	7,793,243
Non-Current Liabilities:	761,266,424	751,517,528
Dollar
NON-CURRENT LIABILITIES
Other financial liabilities	350,249,864	379,760,266
Trade and other payables	748,565	1,200,187
Non-Current Liabilities:	350,998,429	380,960,453
Dollar | More than 1 until 3 years
NON-CURRENT LIABILITIES
Trade and other payables	748,565	1,200,187
Non-Current Liabilities:	748,565	1,200,187
Dollar | More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	350,249,864	379,760,266
Non-Current Liabilities:	350,249,864	379,760,266
Unidad de fomento
NON-CURRENT LIABILITIES
Other financial liabilities	300,070,935	306,857,467
Trade and other payables		8,003,199
Non-Current Liabilities:	300,070,935	314,860,666
Unidad de fomento | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities		25,399,983
Trade and other payables		8,003,199
Non-Current Liabilities:		33,403,182
Unidad de fomento | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	13,399,069	23,132,311
Non-Current Liabilities:	13,399,069	23,132,311
Unidad de fomento | More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	286,671,866	258,325,173
Non-Current Liabilities:	286,671,866	258,325,173
Chilean Peso
NON-CURRENT LIABILITIES
Trade and other payables	356,221	304,124
Provisions	5,000,000
Deferred income tax liabilities	92,663,879	97,945,099
Post-employment benefit liabilities	8,090,351	7,974,500
Non-Current Liabilities:	106,110,451	106,223,723
Chilean Peso | More than 1 until 3 years
NON-CURRENT LIABILITIES
Trade and other payables	356,221	304,124
Provisions	5,000,000
Deferred income tax liabilities	252,448
Post-employment benefit liabilities	163,756	181,257
Non-Current Liabilities:	5,772,425	485,381
Chilean Peso | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Deferred income tax liabilities	91,769
Post-employment benefit liabilities	62,742
Non-Current Liabilities:	154,511
Chilean Peso | More than 5 years
NON-CURRENT LIABILITIES
Deferred income tax liabilities	92,319,662	97,945,099
Post-employment benefit liabilities	7,863,853	7,793,243
Non-Current Liabilities:	100,183,515	105,738,342
Brazilian Real
NON-CURRENT LIABILITIES
Other financial liabilities	25,446,402	34,596,060
Provisions	56,607,720	71,115,841
Deferred income tax liabilities	19,065,360	16,659,246
Other non-financial liabilities		158,790
Non-Current Liabilities:	101,119,482	122,529,937
Brazilian Real | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	8,699,548	19,361,706
Provisions	56,607,720	71,115,841
Deferred income tax liabilities	19,065,360	16,659,246
Other non-financial liabilities		158,790
Non-Current Liabilities:	84,372,628	107,295,583
Brazilian Real | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	6,061,002	7,540,607
Non-Current Liabilities:	6,061,002	7,540,607
Brazilian Real | More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	10,685,852	7,693,747
Non-Current Liabilities:	10,685,852	7,693,747
Argentine Peso
NON-CURRENT LIABILITIES
Other financial liabilities		356,794
Trade and other payables	28,140	2,317
Provisions	1,340,028	1,283,274
Deferred income tax liabilities		(3,623,451)
Non-Current Liabilities:	1,368,168	(1,981,066)
Argentine Peso | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities		356,794
Trade and other payables	28,140	2,317
Provisions	1,340,028	1,283,274
Deferred income tax liabilities		(3,623,451)
Non-Current Liabilities:	1,368,168	(1,981,066)
Paraguayan Guaran
NON-CURRENT LIABILITIES
Deferred income tax liabilities	13,475,327	14,627,908
Post-employment benefit liabilities	196,004	183,245
Non-Current Liabilities:	13,671,331	14,811,153
Paraguayan Guaran | More than 1 until 3 years
NON-CURRENT LIABILITIES
Post-employment benefit liabilities	196,004	183,245
Non-Current Liabilities:	196,004	183,245
Paraguayan Guaran | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Deferred income tax liabilities		14,627,908
Non-Current Liabilities:		$ 14,627,908
Paraguayan Guaran | More than 5 years
NON-CURRENT LIABILITIES
Deferred income tax liabilities	13,475,327
Non-Current Liabilities:	$ 13,475,327